Nature of Business (Details)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
MICHIGAN
Direct Premiums greater than 5% of total direct premiums		61.00%		60.00%		62.00%
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%		6.00%		7.00%
TEXAS
Direct Premiums greater than 5% of total direct premiums		24.00%		25.00%		24.00%
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		5.00%			[1]
CALIFORNIA
Direct Premiums greater than 5% of total direct premiums		5.00%		5.00%		5.00%
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%			[1]		[1]
PENNSYLVANIA
Direct Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		7.00%		7.00%		8.00%
WISCONSIN
Direct Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		6.00%		6.00%		5.00%
NORTH CAROLINA
Direct Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%			[1]		[1]
FLORIDA
Direct Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%		5.00%		6.00%
INDIANA
Direct Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits		5.00%			[1]	5.00%
IOWA
Direct Premiums greater than 5% of total direct premiums	[1]
Deposits on Annuity Contracts greater than 5% of total deposits			[1]	5.00%		6.00%

[1]	Less than 5%